Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share
Earnings per share

7.     Earnings per share

Basic earnings/(loss) per share (“EPS”) is calculated by dividing the profit/(loss) for the period attributable to equity holders by the weighted average number of ordinary shares outstanding during the period.

The following table reflects the income statement loss and share data used in the basic EPS calculations:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Earnings/(loss) attributable to equity holders as presented in the income statement	5	2	–	(10)
Less: Dividend on preferred shares (see note 14)	(6)	(6)	(12)	(12)
Loss attributable to equity holders used in calculating earnings per share	(1)	(4)	(12)	(22)
Weighted average number of ordinary shares for EPS (millions)	597.7	597.7	597.7	597.6
Earnings/(loss) per share	$–	$(0.01)	$(0.02)	$(0.04)

Diluted earnings/(loss) per share is consistent with basic earnings/(loss) per share, as there are no dilutive potential shares during the periods presented above.

Please refer to note 9 for details of any transactions involving the ordinary shares for the three and six months ended June 30, 2025.